UTILITY PLANT AND JOINTLY-OWNED FACILITES (Schedule of Asset Retirement Obligations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure Utility Plant And Jointly Owned Facilities Schedule Of Asset Retirement Obligations [Abstract]
Beginning Balance	$ 22	$ 14
Asset Retirement Obligation, Liabilities Incurred	5	0
Accretion Expense	1	1
Revision to Estimated Cash Flows	0	7
Ending Balance	$ 28	$ 22